Stock-Based Compensation - Summary of Certain Stock Option Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Fair value of options vested	$ 25	$ 33	$ 41
Intrinsic value of options exercised	130	171	144
Cash received from options exercised	257	408	489
Tax benefit realized from options exercised	$ 50	$ 66	$ 56